Fair Value Measurements - Fair Value by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 1
Assets:
Cash and cash equivalents	$ 345,187	$ 553,066
Carrying Amount | Level 1
Assets:
Cash and cash equivalents	345,187	553,066
Line of Credit | Level 2
Liabilities:
Debt instrument	3,111,911	2,933,299
Line of Credit | Carrying Amount | Level 2
Liabilities:
Debt instrument	3,096,429	3,128,552
Senior Notes | Level 2 | OpCo Notes
Liabilities:
Debt instrument	1,164,566	1,077,874
Senior Notes | Level 2 | Initial HoldCo Notes
Liabilities:
Debt instrument	559,873	531,878
Senior Notes | Level 2 | Additional HoldCo Notes
Liabilities:
Debt instrument	915,120	0
Senior Notes | Carrying Amount | Level 2 | OpCo Notes
Liabilities:
Debt instrument	1,125,000	1,125,000
Senior Notes | Carrying Amount | Level 2 | Initial HoldCo Notes
Liabilities:
Debt instrument	550,000	550,000
Senior Notes | Carrying Amount | Level 2 | Additional HoldCo Notes
Liabilities:
Debt instrument	900,000	0
Other debt | Level 2
Liabilities:
Debt instrument	5,707	8,950
Other debt | Carrying Amount | Level 2
Liabilities:
Debt instrument	$ 5,707	$ 8,950